Long-term debt (Schedule of detailed information about unamortized transaction costs - revolving credit facilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs	$ (3,817)	$ 0
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs, beginning balance	6,303	8,276
Accretion of transaction costs	(3,062)	(2,342)
Write-down of unamortized transaction costs	(1,502)
Transaction costs	2,281	369
Unamortized transaction costs, ending balance	$ 4,020	$ 6,303